Operating Leases	12 Months Ended
Dec. 31, 2024
Operating Leases
Operating Leases

6) Operating Leases

Revenues

The Partnership’s primary source of revenues is chartering its shuttle tankers to its customers. The Partnership uses two types of contracts, time charter contracts and bareboat charter contracts. The Partnership’s time-charter contracts include both a lease component, consisting of the bareboat element of the contract, and non-lease component, consisting of operation of the vessel for the customers, which includes providing the crewing and other services related to the Vessel’s operations, the cost of which is included in the daily hire rate, except when off hire.

The following table presents the Partnership’s revenues by time charter, bareboat charters and other revenues for the years ended December 31, 2024, 2023 and 2022:

	Year Ended December 31,
(U.S. Dollars in thousands)	2024	2023	2022
Time charter revenues (service element included)	$302,061	$246,670	$216,822
Bareboat revenues	4,854	30,414	45,975
Total time charter and bareboat revenues	306,915	277,084	262,797
Other revenues (voyage revenues, loss of hire insurance recoveries and other income)	11,684	13,632	5,788
Total revenues	$318,599	$290,716	$268,585

See Note 2(l)—Right-of-use assets and lease liabilities.

As of December 31, 2024, the minimum contractual future revenues to be received from time charters and bareboat charters during the next five years and thereafter are as follows (including the service element of time charters, but excluding unexercised customer option periods and excluding any contracted revenues signed after December 31, 2024):

(U.S. Dollars in thousands)
2025	$316,989
2026	245,353
2027	156,374
2028	75,494
2029	42,007
2030 and thereafter	34,210
Total	$870,427

The minimum contractual future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum contractual future revenues are calculated based on certain assumptions such as operating days per year. In addition, minimum contractual future revenues presented in the table above have not been reduced by estimated off-hire time for periodic maintenance. The amounts may vary given unscheduled future events such as vessel maintenance.

The Partnership’s fleet as of December 31, 2024 consisted of:

●	the Fortaleza Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter contract that expires in March 2026 with Fronape International Company, a subsidiary of Petrobras Transporte S.A. (“Transpetro”);
●	the Recife Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter contract that expires in August 2026 with Fronape International Company, a subsidiary of Transpetro;
●	the Bodil Knutsen, a shuttle tanker built in 2011 that is currently operating under a time charter contract with Equinor that expires in March 2026, with options for the charterer to extend the charter by two further one-year periods;
●	the Windsor Knutsen, a conventional oil tanker built in 2007 and retrofitted to a shuttle tanker in 2011 that is currently operating under a time charter contract with Brazil Shipping I Limited, a subsidiary of Royal Dutch Shell (“Shell”), that expired in March 2025. In November 2021, the Partnership entered into a new time charter contract for the Windsor Knutsen with Equinor to commence in the fourth quarter of 2024 or the first quarter of 2025 for a fixed period, at the charterer’s option, of either one year or two years, with options for the charterer to extend the charter, in either case, by two further one-year periods. The Partnership has agreed with Equinor to substitute the Brasil Knutsen for the Windsor Knutsen, with the time charter contract otherwise remaining unchanged. In September 2023, the Partnership signed a new time charter contract for the Windsor Knutsen with ExxonMobil to commence in May 2025. The new time charter contract is for a fixed period of two years;
●	the Carmen Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter that expires in January 2026, with Repsol Sinopec Brasil, B.V. a subsidiary of Repsol Sinopec Brasil, S.A. (“Repsol”). Thereafter, the Carmen Knutsen will commence a new time charter with an oil major in first quarter of 2026 for a fixed period of four years plus a charterer’s option for one additional year;
●	the Hilda Knutsen, a shuttle tanker built in 2013 that is currently operating under a 30-days rolling time charter contract with Knutsen Shuttle Tankers Pool AS, which is due to expire in March 2025. On October 14, 2024 a time charter for the Hilda Knutsen was executed with Shell, which is due to commence in March 2025 for a fixed period of one year;
●	the Torill Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter with Eni Trade and Biofuels S.p.A. (“Eni”), that expires in December 2027, with options for the charterer to extend the charter by three one-year periods;
●	the Dan Sabia, a shuttle tanker built in 2012, The Dan Sabia was sold to KNOT on March 3, 2025 in an asset swap where the Partnerhsip acquired from KNOT the Live Knutsen;
●	the Ingrid Knutsen, a shuttle tanker built in 2013 currently operating under a time charter contract with Eni that expires in October 2026, with options for the charterer to extend the charter by two one-year periods;
●	the Raquel Knutsen, a shuttle tanker built in 2015 that is currently operating under a time charter that expires in June 2025 with Repsol, with options for the charterer to extend the charter by one three-year period and one two-year period;
●	the Tordis Knutsen, a shuttle tanker built in 2016 that is currently operating under a time charter with Shell that expires in July 2028, with options for the charterer to extend the charter by three one-year periods;
●	the Vigdis Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter with Shell that was due to expire in March 2027. Pursuant to a contractual election by Shell in January 2025, the time charter is due to convert during or after July 2025 to a bareboat charter with an extended expiration date in 2030, with an option for the charterer to extend the charter for two years;
●	the Lena Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter with Shell that expires in September 2028, with options for the charterer to extend the charter by three one-year periods;
●	the Brasil Knutsen, a shuttle tanker built in 2013 that is currently operating under a time charter with Petrorio Luxembourg Holding S.A.R.L. which expires in or around July 2025, following exercise in January 2025 of charterer’s options for two months. The vessel will commence on a new time charter with Equinor in the third quarter of 2025 for a fixed period of two years, with options for the charterer to extend the charter by two one-year periods;
●	the Anna Knutsen, a shuttle tanker built in 2017 that is currently operating under a time charter with TotalEnergies that expires in April 2026 with an option for the charterer to extend for a further one-year period. Thereafter, the Anna Knutsen will commence a new time charter with an oil major in June 2027 for a fixed period of one year plus a charterer’s option to extend the charter by three one-year periods;
●	the Tove Knutsen, a shuttle tanker built in 2020 that is currently operating under a time charter that expires in November 2027 with Equinor, with multiple options to extend the charter until November 2040;
●	the Synnøve Knutsen, a shuttle tanker built in 2020 that is currently operating under a time charter that expires in February 2027 with Equinor, with multiple options to extend the charter until February 2042; and
●	the Tuva Knutsen, a shuttle tanker built in 2021 that is currently operating under a time charter that expires in February 2026 with TotalEnergies, with multiple options to extend the charter until February 2036. As part of the Tuva Knutsen Acquisition, KNOT has effectively guaranteed the hire rate for the Tuva Knutsen until September, 2031 on the same basis as if TotalEnergies had exercised its options through such date.

Lease obligations

The Partnership does not have any material leased assets but has some leased equipment on operational leases on the various ships operating on time charter contracts. As of December 31, 2024 and 2023, the right-of-use asset and lease liability for operating leases was $1.3 million and $2.1 million and are presented as separate line items on the balance sheets, respectively. The operating lease cost and corresponding cash flow effect for 2024 was $0.8 million. As of December 31, 2024, the weighted average discount rate for the operating leases for the portfolio excluding the Recife Knutsen and the Tuva Knutsen was 7.2% and was 7.6% for the Recife Knutsen and the Tuva Knutsen alone. The rate was determined using the expected incremental borrowing rate for a loan facility of similar term. As of December 31, 2024, the weighted average remaining lease terms are 1.1 years.

A maturity analysis of the Partnership’s lease liabilities from leased-in equipment as of December 31, 2024 is as follows:

(U.S. Dollars in thousands)
2025	$1,223
2026	98
2027	—
2028	—
2029 and thereafter	—
Total	1,321
Less imputed interest	52
Carrying value of operating lease liabilities	$1,269